Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Fair Value Assets Measured on Recurring Basis

		Fair value measurement at reporting date using
Description	December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
		RMB	RMB	RMB
Short-term investments with variable interest rates	1,972,277	-	1,972,277	-
Investment security included in long-term investments	88,933	88,933	-	-
Total	2,061,210	88,933	1,972,277	-

		Fair value measurement at reporting date using
Description	December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
		RMB	RMB	RMB
Short-term investments with variable interest rates	1,427,346	-	1,427,346	-
Equity investments at fair value with readily determinable fair value	331,475	331,475	-	-
Total	1,758,821	331,475	1,427,346	-